Disclosure of sharebased compensation arrangements by sharebased payment award nonvested (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Non-vested options outstanding	311,250	567,503
Non-vested options outstanding - Weighted average Grant-Date Fair Value	€ 1.32	€ 1.34
Non-vested options granted	0
Non-vested options granted - Weighted average Grant-Date Fair Value	€ 0
Non-vested options vested	(192,503)
Non-vested options vested - Weighted average Grant-Date Fair Value	€ 1.37
Non-vested options forfeited	(63,750)
Non-vested options forfeitedvested - Weighted average Grant-Date Fair Value	€ 1.32